UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	December 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 101.39%✧
Biotechnology – 14.28%
Active Biotech †	9,691	$11,084
Alder Biopharmaceuticals †	110,000	2,288,000
Aralez Pharmaceuticals †	69,667	307,232
Array BioPharma †	330,000	2,900,700
Epizyme †	20,000	242,000
Foundation Medicine †	80,000	1,416,000
Genomic Health †	38,000	1,116,820
ImmunoGen †	700,000	1,428,000
Intercept Pharmaceuticals †	5,000	543,250
Ligand Pharmaceuticals Class B †	65,000	6,604,650
MacroGenics †	50,000	1,022,000
Mirati Therapeutics †	80,000	380,000
Momenta Pharmaceuticals †	80,000	1,204,000
Myriad Genetics †	135,000	2,250,450
Neurocrine Biosciences †	130,000	5,031,000
Regeneron Pharmaceuticals †	20,000	7,341,800
Regulus Therapeutics †	20,000	45,000
Sarepta Therapeutics †	33,000	905,190
Seattle Genetics †	130,000	6,860,100
uniQure †	70,000	392,000
Vanda Pharmaceuticals †	130,000	2,073,500
Vascular Biogenics †	330,000	1,600,500
Vertex Pharmaceuticals †	25,000	1,841,750
Xencor †	55,000	1,447,600
XOMA †	40,000	168,800
		49,421,426
Blue Chip Medical Products – 54.07%
AbbVie	130,000	8,140,600
Amgen	114,000	16,667,940
AstraZeneca	110,000	6,006,853
AstraZeneca ADR	105,000	2,868,600
Biogen †	13,000	3,686,540
Boston Scientific †	500,000	10,815,000
Bristol-Myers Squibb	160,000	9,350,400
Chugai Pharmaceutical	600,000	17,210,426
Eli Lilly & Co.	330,000	24,271,500
Gilead Sciences	158,000	11,314,380
GlaxoSmithKline ADR	400,000	15,404,000
Pfizer	430,000	13,966,400
Sanofi	200,000	16,173,033
Sanofi ADR	520,000	21,028,800
Stryker	20,000	2,396,200

NQ- 573 [12/16] 02/17 (18631)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
UCB	60,000	$3,838,855
Zimmer Biomet Holdings	38,000	3,921,600
		187,061,127
Healthcare Services – 8.46%
Aetna	43,000	5,332,430
Anthem	38,000	5,463,260
DaVita †	80,000	5,136,000
Quest Diagnostics	58,000	5,330,200
UnitedHealth Group	50,000	8,002,000
		29,263,890
Other – 13.32%
Changyou.com ADR †	100,000	2,122,000
Cia de Minas Buenaventura ADR	115,300	1,300,584
Dyax =†	400,000	444,000
Fannie Mae †	900,000	3,510,000
Federal Home Loan Mortgage †	900,000	3,366,000
Intrepid Potash †	317,905	661,242
Kinross Gold †	400,000	1,244,000
News Class B	480,000	5,664,000
SINA †	173,686	10,558,372
Sohu.com †	325,818	11,041,972
TIM Participacoes ADR	521,953	6,159,045
		46,071,215
Small/Mid-Cap Medical Products – 11.26%
Durect †	47,425	63,550
Halozyme Therapeutics †	460,000	4,544,800
MorphoSys †	411,578	21,064,059
Mylan †	130,000	4,959,500
Perrigo	100,000	8,323,000
		38,954,909
Total Common Stock (cost $308,475,300)		350,772,567

Rights – 0.01%
Ambit Bioscience =†	76,500	45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 101.40%
(cost $308,475,300)		350,818,467

Liabilities Net of Receivables and Other Assets – (1.40%)		(4,833,497)
Net Assets Applicable to 19,906,754 Shares Outstanding – 100.00%		$345,984,970

2     NQ- 573 [12/16] 02/17 (18631)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2016, the aggregate value of fair valued securities was $489,900, which represents 0.14% of the Fund’s net assets.

†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	SEK	(132,420)	USD	14,489	1/3/17	$(50)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
SEK – Swedish Krona
USD – U.S. Dollar

NQ- 573 [12/16] 02/17 (18631)     3

Notes
Delaware Healthcare Fund	December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$308,475,300
Aggregate unrealized appreciation of investments	$76,636,349
Aggregate unrealized depreciation of investments	(34,293,181)
Net unrealized appreciation of investments	$42,343,168

4     NQ- 573 [12/16] 02/17 (18631)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Biotechnology	$49,410,342	$11,084	$—	$49,421,426
Blue Chip Medical Products	143,831,960	43,229,167	—	187,061,127
Healthcare Services	29,263,890	—	—	29,263,890
Other	45,627,215	—	444,000	46,071,215
Small/Mid-Cap Medical Products	17,890,850	21,064,059	—	38,954,909
Rights	—	—	45,900	45,900
Total Value of Securities	$286,024,257	$64,304,310	$489,900	$350,818,467
Foreign Currency Exchange Contracts	$—	$(50)	$—	$(50)

NQ- 573 [12/16] 02/17 (18631)     5

(Unaudited)

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ- 573 [12/16] 02/17 (18631)

Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.07%✧
Consumer Discretionary – 12.72%
Bright Horizons Family Solutions †	815	$57,066
Five Below †	2,125	84,915
Jack in the Box	805	89,870
LGI Homes †	5,410	155,429
MarineMax †	10,365	200,563
Ollie’s Bargain Outlet Holdings †	3,285	93,458
Shake Shack Class A †	580	20,758
		702,059
Consumer Staples – 3.34%
Amplify Snack Brands †	17,285	152,281
elf Beauty †	1,105	31,979
		184,260
Energy – 6.72%
RSP Permian †	3,065	136,760
US Silica Holdings	4,130	234,088
		370,848
Healthcare – 16.72%
AMN Healthcare Services †	5,720	219,934
Collegium Pharmaceutical †	5,327	82,941
Intercept Pharmaceuticals †	590	64,104
iRhythm Technologies †	1,087	32,610
MiMedx Group †	18,445	163,423
Neurocrine Biosciences †	1,950	75,465
Pacira Pharmaceuticals †	4,620	149,226
VCA †	1,974	135,515
		923,218
Industrials – 19.39%
American Woodmark †	2,160	162,540
Apogee Enterprises	3,535	189,335
Aquaventure Holdings †	2,765	67,825
Lennox International	997	152,711
Oshkosh	1,640	105,960
Trex †	2,010	129,444
United Rentals †	2,485	262,366
		1,070,181
Information Technology – 27.80%
Acacia Communications †	2,932	181,051
Ambarella †	2,425	131,265
Arista Networks †	1,970	190,637
Inphi †	4,555	203,244
LogMein	764	73,764
MaxLinear Class A †	1,195	26,051

NQ-241 [12/16] 2/17 (18630)     1

Schedule of investments
Delaware Small Cap Growth Fund

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Information Technology (continued)
Nutanix Class A †	7,175	$190,568
Paylocity Holding †	1,645	49,366
Proofpoint †	2,656	187,646
Stamps.com †	713	81,746
Yelp †	5,750	219,248
		1,534,586
Materials – 7.92%
AK Steel Holding †	15,780	161,114
Scotts Miracle-Gro Class A	1,440	137,592
United States Steel	4,199	138,609
		437,315
Real Estate – 2.72%
QTS Realty Trust	3,030	150,440
		150,440
Telecommunication Services – 1.74%
Cogent Communications Holdings	2,330	96,346
		96,346
Total Common Stock (cost $5,240,855)		5,469,253

	Principal amount°
Short-Term Investments – 0.27%
Discount Note – 0.07%≠
Federal Home Loan Bank 0.366% 1/27/17	3,858	3,858
		3,858
Repurchase Agreements – 0.20%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to be repurchased on 1/3/17,
repurchase price $3,710 (collateralized by U.S.
government obligations 2.00% 8/15/25;
market value $3,784)	3,709	3,709
Bank of Montreal
0.30%, dated 12/30/16, to be repurchased on 1/3/17,
repurchase price $4,328 (collateralized by U.S.
government obligations 0.00%-4.375%
5/15/18-11/15/44; market value $4,414)	4,328	4,328
BNP Paribas
0.48%, dated 12/30/16, to be repurchased on 1/3/17,
repurchase price $2,963 (collateralized by U.S.
government obligations 2.125%
12/31/22; market value $3,022)	2,963	2,963
		11,000
Total Short-Term Investments (cost $14,857)		14,858

2     NQ-241 [12/16] 2/17 (18630)

Total Value of Securities – 99.34%
(cost $5,255,712)	$5,484,111

Receivables and Other Assets Net of Liabilities – 0.66%	36,294
Net Assets Applicable to 621,300 Shares Outstanding – 100.00%	$5,520,405

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-241 [12/16] 2/17 (18630)     3

Notes
Delaware Small Cap Growth Fund	December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,255,712
Aggregate unrealized appreciation of investments	$523,632
Aggregate unrealized depreciation of investments	(295,233)
Net unrealized appreciation of investments	$228,399

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-241 [12/16] 2/17 (18630)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$5,469,253	$—	$5,469,253
Short-Term Investments	—	14,858	14,858
Total Value of Securities	$5,469,253	$14,858	$5,484,111

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. At Dec. 31, 2016, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the schedule of investments and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-241 [12/16] 2/17 (18630)     5

Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 100.09%✧
Consumer Discretionary – 16.50%
Bright Horizons Family Solutions †	429,400	$30,066,588
Brunswick	648,975	35,395,097
Jack in the Box	324,025	36,174,151
LGI Homes †	969,325	27,848,707
Lululemon athletica †	253,175	16,453,843
MarineMax †	552,275	10,686,521
		156,624,907
Consumer Staples – 2.69%
Amplify Snack Brands †	2,894,975	25,504,730
		25,504,730
Energy – 7.00%
Diamondback Energy †	329,250	33,274,005
RSP Permian †	194,650	8,685,283
US Silica Holdings	432,775	24,529,687
		66,488,975
Financials – 1.20%
Signature Bank †	75,800	11,385,160
		11,385,160
Healthcare – 15.09%
ABIOMED †	110,568	12,458,802
Align Technology †	118,925	11,432,260
Intercept Pharmaceuticals †	145,175	15,773,264
MiMedx Group †	2,897,950	25,675,837
Neurocrine Biosciences †	482,875	18,687,263
Pacira Pharmaceuticals †	932,625	30,123,787
VCA †	424,675	29,153,939
		143,305,152
Industrials – 21.84%
Acuity Brands	22,900	5,286,694
American Woodmark †	486,275	36,592,194
Apogee Enterprises	555,750	29,765,970
Fortune Brands Home & Security	228,325	12,206,255
Lennox International	211,050	32,326,529
Trex †	589,150	37,941,260
United Rentals †	504,400	53,254,551
		207,373,453
Materials – 3.60%
Steel Dynamics	527,050	18,752,439
United States Steel	468,825	15,475,913
		34,228,352

NQ-016 [12/16] 2/17 (18632)     1

Schedule of investments
Delaware Smid Cap Growth Fund

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Real Estate – 3.20%
QTS Realty Trust	611,800	$30,375,870
		30,375,870
Technology – 28.97%
Acacia Communications †	559,525	34,550,668
Ambarella †	451,425	24,435,635
Arista Networks †	348,777	33,751,150
Inphi †	512,500	22,867,750
Nutanix Class A †	1,302,250	34,587,760
Paycom Software †	266,853	12,139,143
Proofpoint †	305,450	21,580,043
ServiceNow †	401,425	29,841,935
Splunk †	395,050	20,206,807
Ultimate Software Group †	27,450	5,005,507
Yelp †	945,675	36,058,589
		275,024,987
Total Common Stock (cost $918,000,584)		950,311,586

Total Value of Securities – 100.09%
(cost $918,000,584)		950,311,586

Liabilities Net of Receivables and Other Assets – (0.09%)		(866,431)
Net Assets Applicable to 57,110,388 Shares Outstanding – 100.00%		$949,445,155

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2     NQ-016 [12/16] 2/17 (18632)

Notes
Delaware Smid Cap Growth Fund	December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$918,000,584
Aggregate unrealized appreciation of investments	$89,609,077
Aggregate unrealized depreciation of investments	(57,298,075)
Net unrealized appreciation of investments	$32,311,002

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(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1
Common Stock	$950,311,586
Total Value of Securities	$950,311,586

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4     NQ-016 [12/16] 2/17 (18632)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec. 31, 2016, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: